iShares
®
MSCI Sweden ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Saab AB , Class B ........................ 128,042 $ 7,891,408
a
Banks  —  10 .4%
Skandinaviska Enskilda Banken AB , Class A ...... 604,307 12,076,920
Svenska Handelsbanken AB , Class A ........... 583,727 8,616,085
Swedbank AB , Class A ..................... 339,233 12,526,131
33,219,136
a
Biotechnology  —  1 .2%
Swedish Orphan Biovitrum AB
(a)
............... 79,128 3,785,808
a
Building Products  —  4 .9%
Assa Abloy AB , Class B .................... 366,689 13,167,295
Nibe Industrier AB , Class B .................. 611,497 2,390,004
15,557,299
a
Capital Markets  —  2 .1%
EQT AB ............................... 197,802 6,803,256
a
Commercial Services & Supplies  —  1 .5%
Securitas AB , Class B ...................... 198,110 3,306,190
Verisure PLC
(a)
.......................... 106,210 1,415,986
4,722,176
a
Communications Equipment  —  4 .5%
Telefonaktiebolaget LM Ericsson , Class B ........ 1,107,117 14,437,025
a
Construction & Engineering  —  1 .1%
Skanska AB , Class B ...................... 136,796 3,701,009
a
Diversified Telecommunication Services  —  1 .6%
Telia Co. AB ............................ 948,007 5,083,431
a
Electronic Equipment, Instruments & Components  —  2 .4%
Hexagon AB , Class B ...................... 829,881 7,613,741
a
Entertainment  —  9 .5%
Spotify Technology SA
(a)
.................... 60,966 30,341,559
a
Financial Services  —  11 .7%
Industrivarden AB , Class A .................. 47,292 2,682,113
Industrivarden AB , Class C .................. 62,916 3,440,256
Investor AB , Class B ....................... 719,180 29,552,142
L E Lundbergforetagen AB , Class B ............ 31,034 1,825,669
37,500,180
a
Hotels, Restaurants & Leisure  —  1 .3%
Evolution AB
(a) (b)
.......................... 53,591 4,022,590
a
Household Products  —  2 .1%
Essity AB , Class B ........................ 241,332 6,768,607
a
Industrial Conglomerates  —  1 .3%
Investment AB Latour , Class B ................ 60,543 1,305,572
Lifco AB , Class B ......................... 94,104 3,022,449
4,328,021
a
Machinery  —  30 .6%
Alfa Laval AB ........................... 115,864 6,499,259
Atlas Copco AB , Class A .................... 1,050,275 20,082,627
Atlas Copco AB , Class B .................... 623,210 10,549,411
Epiroc AB , Class A ........................ 263,665 7,800,117
Epiroc AB , Class B ........................ 156,859 4,004,816
Indutrade AB ............................ 110,562 2,310,993
Sandvik AB ............................. 425,805 17,317,594
Security Shares Value
a
Machinery (continued)
SKF AB , Class B ......................... 137,206 $ 3,598,837
Trelleborg AB , Class B ..................... 81,657 3,557,518
Volvo AB , Class B ........................ 634,446 22,336,444
98,057,616
a
Metals & Mining  —  2 .2%
Boliden AB ............................. 113,703 7,080,021
a
Paper & Forest Products  —  0 .8%
Svenska Cellulosa AB SCA , Class B ............ 244,822 2,693,059
a
Real Estate Management & Development  —  1 .0%
Fastighets AB Balder , Class B
(a)
............... 292,582 1,675,893
Sagax AB , Class B ........................ 90,017 1,622,778
3,298,671
a
Software  —  0 .4%
Octave Intelligence PLC
(a)
................... 82,855 1,412,459
a
Specialty Retail  —  1 .1%
H & M Hennes & Mauritz AB , Class B ........... 198,352 3,519,313
a
Trading Companies & Distributors  —  1 .9%
AddTech AB , Class B ...................... 104,605 3,728,360
Beijer Ref AB , Class B ..................... 165,787 2,303,514
6,031,874
a
Wireless Telecommunication Services  —  1 .9%
Millicom International Cellular SA
(a)
............. 22,700 1,937,672
Tele2 AB , Class B ........................ 219,792 4,125,370
6,063,042
a
Total Long-Term Investments — 98.0%
(Cost: $ 293,452,188 ) ................................ 313,931,301
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 112,184 112,184
a
Total Short-Term Securities — 0.0%
(Cost: $ 112,184 ) ................................... 112,184
Total Investments — 98.0%
(Cost: $ 293,564,372 ) ................................ 314,043,485
Other Assets Less Liabilities — 2 .0% ..................... 6,374,642
Net Assets — 100.0% ................................. $ 320,418,127
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Sweden ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 220,000  $ —  $ (107,816)
(a)
$ —  $ —  $ 112,184  112,184  $ 22,675  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index ................................................................ 217 06/18/26 $ 7,372 $ 173,809
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 8,229,830 USD 882,364 Standard Chartered Bank 06/18/26 $ 9,717
USD 1,665,151 EUR 1,423,257 Standard Chartered Bank 06/18/26 3,887
USD 376,575 SEK 3,421,653 Standard Chartered Bank 06/18/26 5,681
19,285
SEK 3,712,264 USD 409,470 Standard Chartered Bank 06/18/26 (7,075)
$ 12,210

iShares
®
MSCI Sweden ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 44,316,477  $ 269,614,824  $ —  $ 313,931,301
Short-Term Securities
Money Market Funds ...................................... 112,184  —  —  112,184
$ 44,428,661  $ 269,614,824  $ —  $ 314,043,485
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 173,809  $ —  $ —  $ 173,809
Foreign Currency Exchange Contracts ............................ —  19,285  —  19,285
Liabilities
Foreign Currency Exchange Contracts ............................ —  (7,075) —  (7,075)
$ 173,809  $ 12,210  $ —  $ 186,019
(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
SEK Swedish Krona
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)